UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 12, 2010

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:   $35,423

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1743	41460	SH		SOLE			38455	0	3005
APOLLO GROUP INC		COM		037604105	1035	20150	SH		SOLE			18620	0	1530
BANK OF AMERICA CORPO		COM		060505104	309	23570	SH		SOLE			21574	0	1996
BANK OF AMERICA CORPO		*W EXP 1/26/2019060505146	665	102565	SH		SOLE			94230	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	836	98318	SH		SOLE			90785	0	7533
CINTAS CORP			COM		172908105	1382	50170	SH		SOLE			46455	0	3715
CISCO SYS INC			COM		17275R102	693	31665	SH		SOLE			29300	0	2365
COVIDIEN PLC			SHS		G2554F105	1009	25117	SH		SOLE			23127	0	1990
DELL INC			COM		24702R101	1212	93425	SH		SOLE			86520	0	6905
EOG RES INC			COM		26875P101	823	8857	SH		SOLE			8147	0	710
EXXON MOBIL CORP		COM		30231G102	1403	22710	SH		SOLE			20990	0	1720
GENERAL DYNAMICS CORP		COM		369550108	934	14864	SH		SOLE			13715	0	1149
HARLEY DAVIDSON INC		COM		412822108	970	34120	SH		SOLE			31665	0	2455
HOME DEPOT INC			COM		437076102	538	16989	SH		SOLE			15654	0	1335
INTEL CORP			COM		458140100	541	28159	SH		SOLE			25944	0	2215
JP MORGAN CHASE & CO		COM		46625H100	845	22200	SH		SOLE			20530	0	1670
LEGG MASON INC			COM		524901105	862	28435	SH		SOLE			26335	0	2100
LIBERTY MEDIA CORP NE INT 	COM SER A	53071M104	968	70608	SH		SOLE			65264	0	5344
MARKEL CORP			COM		570535104	1218	3535	SH		SOLE			3277	0	258
MAXIM INTEGRATED PROD		COM		57772K101	1008	54480	SH		SOLE			50485	0	3995
MEDTRONIC INC			COM		585055106	881	26225	SH		SOLE			24260	0	1965
MOTOROLA INC			COM		620076109	1173	137482	SH		SOLE			127577	0	9905
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	604	11280	SH		SOLE			10355	0	925
NOVARTIS A G			SPON ADR NEW	66987V109	1078	18700	SH		SOLE			17265	0	1435
NRG ENERGY INC			COM NEW		629377508	950	45640	SH		SOLE			42210	0	3430
PFIZER INC			COM		717081103	1514	88198	SH		SOLE			81538	0	6660
PROGRESSIVE CORP OHIO		COM		743315103	1342	64285	SH		SOLE			59490	0	4795
SPRINT NEXTEL CORP		COM SER 1	852061100	904	195203	SH		SOLE			181038	0	14165
TYCO ELECTRONICS LTD		SHS		H8912P106	454	15549	SH		SOLE			14339	0	1210
TYCO INTERNATIONAL LT		SHS		H89128104	567	15438	SH		SOLE			14288	0	1150
VULCAN MATLS CO			COM		929160109	1260	34135	SH		SOLE			31640	0	2495
WAL MART STORES INC		COM		931142103	849	15856	SH		SOLE			14706	0	1150
WALGREEN COMPANY		COM		931422109	1069	31915	SH		SOLE			29495	0	2420
WASHINGTON POST CO		CL B		939640108	1045	2617	SH		SOLE			2423	0	194
WASTE MGMT INC DEL		COM		94106L109	877	24547	SH		SOLE			22717	0	1830
WELLS FARGO & CO NEW		COM		949746101	1351	53785	SH		SOLE			49865	0	3920
WEYERHAEUSER CO			COM		962166104	511	32452	SH		SOLE			29878	0	2574
